Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net income	$ 32,652	$ 38,557	$ 21,680
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	22,759	19,567	14,344
Amortization of deferred charges	599	652	188
Amortization of time charter contract value	845	152	0
Restricted stock unit expense	230	0	0
Changes in operating assets and liabilities:
Trade accounts receivable, net	(5,713)	2,428	(1,692)
Related party balances	388	(69)	0
Other receivables	(2,485)	(527)	(215)
Inventories	(2,299)	1,675	(1,945)
Voyages in progress	(931)	2,679	(2,679)
Prepaid expenses and accrued income	(1,955)	(197)	59
Trade accounts payable	(1,811)	202	(1,761)
Accrued expenses	1,000	(2,522)	4,741
Other current liabilities	(672)	(126)	1,842
Net cash provided by operating activities	42,607	62,471	34,562
Investing activities
Changes in restricted cash	0	(5,000)	0
Additions to newbuildings	0	(3,600)	(116,475)
Purchase of vessels	0	(94,000)	0
Net cash used in investing activities	0	(102,600)	(116,475)
Financing activities
Proceeds from long-term debt	0	205,740	60,000
Repayment of long-term debt	(3,600)	(168,880)	(42,560)
Debt fees paid	(79)	(2,061)	(1,286)
Net proceeds from share issuance	0	87,602	0
Dividends paid	(48,851)	(33,465)	(4,275)
Net (used in) provided by financing activities	(52,530)	88,936	11,879
Net (decrease) increase in cash and cash equivalents	(9,923)	48,807	(70,034)
Cash and cash equivalents at beginning of year	56,771	7,964	77,998
Cash and cash equivalents at end of year	46,848	56,771	7,964
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 4,287	$ 3,598	$ 1,364